Long-Term Debt - Additional Information (Q3) (Details)							1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 20, 2019	Sep. 14, 2018 USD ($)	Nov. 03, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jun. 22, 2016 USD ($)	Jun. 22, 2016 USD ($)	Aug. 31, 2013 USD ($)	Nov. 25, 2016	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Investor	Jun. 08, 2018 USD ($)	Mar. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 05, 2014 USD ($)	Mar. 05, 2014 USD ($) Investor	Jan. 12, 2012 USD ($)
Debt Instrument [Line Items]
Debt issued		$ 2,500,000,000
Weighted average interest rate (as a percent)									3.49%	2.92%
Faiveley Transport
Debt Instrument [Line Items]
Acquired loans												$ 1,564,431,000		$ 1,564,431,000
Forward Starting Interest Rate Swap Agreement
Debt Instrument [Line Items]
Interest rate swap agreements, notional amount										$ 150,000,000					$ 150,000,000		$ 150,000,000
Interest rate on notional value (as a percent)															2.56%		1.415%
Floating Rate Senior Notes
Debt Instrument [Line Items]
Long-term debt									$ 496,495,000	0
Senior Notes due 2024
Debt Instrument [Line Items]
Stated interest rate (as a percent)									4.15%
Long-term debt									$ 742,616,000	0
Senior Notes due 2028
Debt Instrument [Line Items]
Stated interest rate (as a percent)									4.70%
Long-term debt									$ 1,239,417,000	0
2018 Refinancing Agreement
Debt Instrument [Line Items]
Unrestricted cash									$ 300,000,000	$ 300,000,000
EBITDA to interest expense ratio									3	3
Leverage ratio									3.25	3.25
Cash consideration transfer maximum									$ 500,000,000	$ 500,000,000
Leverage ratio, three quarters following acquisition									3.75	3.75
Leverage ratio quarter four and five following acquisition									3.50	3.50
2018 Refinancing Agreement | LIBOR/CDOR | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									1.00%	1.00%
2018 Refinancing Agreement | LIBOR/CDOR | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									1.875%	1.875%
2018 Refinancing Agreement | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.00%	0.00%
2018 Refinancing Agreement | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.875%	0.875%
2018 Refinancing Agreement | Letter of Credit
Debt Instrument [Line Items]
Line of credit amount outstanding									$ 29,700,000
Senior Notes Due 2026
Debt Instrument [Line Items]
Stated interest rate (as a percent)									3.45%	3.45%
Long-term debt									$ 748,225,000	$ 747,655,000			$ 747,474,000
4.375% Senior Notes, due 2023
Debt Instrument [Line Items]
Stated interest rate (as a percent)									4.375%	4.375%
Long-term debt									$ 248,759,000	$ 248,567,000			248,310,000
2016 Refinancing Credit Agreement
Debt Instrument [Line Items]
Deferred financing cost					$ 3,300,000	$ 3,300,000
2016 Refinancing Credit Agreement | Federal Funds Effective Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.50%	0.50%
2016 Refinancing Credit Agreement | LIBOR Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									1.00%	1.00%
2016 Refinancing Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.00%	0.00%
2016 Refinancing Credit Agreement | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.00%	0.00%
2016 Refinancing Credit Agreement | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.75%	0.75%
2016 Refinancing Credit Agreement | Alternative Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									1.75%	1.75%
2016 Refinancing Credit Agreement | Alternative Rate | Minimum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.75%	0.75%
2016 Refinancing Credit Agreement | Alternative Rate | Maximum
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									1.75%	1.75%
2016 Refinancing Credit Agreement | Term Loan
Debt Instrument [Line Items]
Ticking fee								0.10%
2016 Refinancing Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Line of credit amount outstanding										$ 35,400,000
Schuldschein Loan
Debt Instrument [Line Items]
Long-term debt									$ 11,601,000	$ 11,998,000			98,671,000
Schuldschein Loan | Faiveley Transport
Debt Instrument [Line Items]
Stated interest rate (as a percent)									4.00%	4.00%
Acquired loans										$ 137,200,000						$ 137,200,000
Number of investors | Investor										20						20
Repayments of debt									$ 125,800,000	$ 125,300,000
Long-term debt									$ 11,600,000	12,000,000
Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate adjustment (as a percent)									0.25%
Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate adjustment (as a percent)									1.00%
Senior Notes | Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt issued		$ 500,000,000
Debt instrument term		1 year
Debt issuance price (as a percent)		100.00%
Deferred financing cost		$ 3,500,000
Long-term debt									$ 496,495,000	0
Senior Notes | Floating Rate Senior Notes | LIBOR Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.05%
Senior Notes | Senior Notes due 2024
Debt Instrument [Line Items]
Debt issued		$ 750,000,000
Debt issuance price (as a percent)		99.805%
Stated interest rate (as a percent)		4.15%
Deferred financing cost		$ 7,400,000
Long-term debt									742,616,000	0
Senior Notes | Senior Notes due 2028
Debt Instrument [Line Items]
Debt issued		$ 1,250,000,000
Debt issuance price (as a percent)		99.889%
Stated interest rate (as a percent)		4.70%
Deferred financing cost		$ 10,600,000
Long-term debt									1,239,417,000	$ 0
Senior Notes | Senior Notes Due 2026
Debt Instrument [Line Items]
Debt issued			$ 750,000,000	$ 750,000,000
Debt issuance price (as a percent)			99.965%	99.965%
Stated interest rate (as a percent)			3.45%	3.45%						3.45%
Deferred financing cost			$ 2,700,000	$ 2,700,000
Long-term debt									748,225,000	$ 747,655,000			747,474,000
Senior Notes | 4.375% Senior Notes, due 2023
Debt Instrument [Line Items]
Debt issued							$ 250,000,000
Debt issuance price (as a percent)							99.879%
Stated interest rate (as a percent)							4.375%			4.375%
Deferred financing cost							$ 2,600,000
Long-term debt									248,759,000	$ 248,567,000			248,310,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt									346,588,000	853,124,000			$ 796,150,000
Line of Credit | 2018 Refinancing Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount											$ 1,200,000,000
Uncommitted accordion feature, maximum											600,000,000.0
Line of credit facility, amount currently available									$ 1,170,300,000
Line of Credit | 2018 Refinancing Agreement | Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount											350,000,000
Line of Credit | 2018 Refinancing Agreement | Delayed Draw Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount											400,000,000
Line of Credit | 2018 Refinancing Agreement | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility, amount											450,000,000
Line of Credit | 2018 Refinancing Agreement | Swing Line Sub Facility
Debt Instrument [Line Items]
Revolving credit facility, amount											75,000,000
Line of Credit | 2016 Refinancing Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount					$ 1,200,000,000	$ 1,200,000,000
Credit facility loan term, years					5 years	5 years
Line of credit facility, amount currently available										$ 679,000,000
Line of Credit | 2016 Refinancing Credit Agreement | Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount					$ 400,000,000	$ 400,000,000
Bridge Loan | 2018 Refinancing Agreement
Debt Instrument [Line Items]
Revolving credit facility, amount											$ 2,500,000,000
Scenario Forecast | Senior Notes
Debt Instrument [Line Items]
Debt issuance price (as a percent)	101.00%